The Investment Company of America®
Investment portfolio
March 31, 2020
unaudited
Common stocks 87.94% Energy 5.04%	Shares	Value (000)
Baker Hughes Co., Class A	30,595,351	$321,251
BP PLC[1]	37,680,350	160,299
Canadian Natural Resources, Ltd. (CAD denominated)	15,909,050	217,615
Chevron Corp.	4,822,927	349,469
Concho Resources Inc.[2]	10,018,231	429,281
ConocoPhillips	1,876,984	57,811
Diamondback Energy, Inc.	1,626,288	42,609
Enbridge Inc.	7,371,245	214,429
Enbridge Inc. (CAD denominated)	11,102,795	323,309
EOG Resources, Inc.	23,489,246	843,734
Exxon Mobil Corp.	16,825,540	638,866
Royal Dutch Shell PLC, Class B1	4,885,711	81,918
Schlumberger Ltd.	13,280,520	179,154
TC Energy Corp. (CAD denominated)	4,392,164	195,218
TOTAL SA1	2,044,718	79,293
		4,134,256
Materials 2.92%
Alcoa Corp.[3]	1,702,673	10,489
BHP Group PLC[1]	3,863,875	59,762
Celanese Corp.	1,500,523	110,124
Dow Inc.	10,117,663	295,841
DuPont de Nemours Inc.	3,441,577	117,358
Freeport-McMoRan Inc.	18,793,523	126,856
International Flavors & Fragrances Inc.	2,691,577	274,756
Linde PLC	5,189,313	897,751
LyondellBasell Industries NV	1,393,638	69,166
Rio Tinto PLC[1]	2,375,574	109,045
Sherwin-Williams Co.	417,351	191,781
Vale SA, ordinary nominative (ADR)	15,773,853	130,765
		2,393,694
Industrials 7.75%
Airbus SE, non-registered shares[1]	993,183	64,441
Boeing Co.	2,904,746	433,214
Caterpillar Inc.	743,389	86,263
CSX Corp.	14,620,504	837,755
Deere & Co.	313,669	43,336
Fortive Corp.	473,518	26,133
General Dynamics Corp.	5,322,344	704,199
Illinois Tool Works Inc.	3,389,393	481,701
L3Harris Technologies, Inc.	4,215,828	759,355
Lockheed Martin Corp.	1,445,437	489,931
Masco Corp.	4,759,744	164,544
Norfolk Southern Corp.	772,877	112,840
Northrop Grumman Corp.	2,006,421	607,043
Rolls-Royce Holdings PLC[1,3]	46,424,721	195,374
The Investment Company of America — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA1	1,658,769	$145,799
Stanley Black & Decker, Inc.	1,626,172	162,617
Union Pacific Corp.	413,133	58,268
United Parcel Service, Inc., Class B	695,800	65,002
United Technologies Corp.	9,518,591	897,889
Waste Connections, Inc.	358,877	27,813
		6,363,517
Consumer discretionary 9.73%
Amazon.com, Inc.[3]	1,678,897	3,273,379
General Motors Co.	10,711,312	222,581
Hasbro, Inc.	6,576,427	470,543
Hilton Worldwide Holdings Inc.	4,119,158	281,091
Home Depot, Inc.	8,915,200	1,664,557
Las Vegas Sands Corp.	10,948,131	464,967
Lowe’s Cos., Inc.	1,495,321	128,672
LVMH Moët Hennessy-Louis Vuitton SE1	249,750	92,706
Marriott International, Inc., Class A	1,939,994	145,131
McDonald’s Corp.	2,259,537	373,615
NIKE, Inc., Class B	4,837,322	400,240
Royal Caribbean Cruises Ltd.	5,198,956	167,250
Sony Corp.[1]	3,754,500	223,180
TJX Cos., Inc.	1,654,000	79,078
		7,986,990
Consumer staples 8.29%
Altria Group, Inc.	13,032,386	503,962
British American Tobacco PLC[1]	30,361,936	1,036,810
British American Tobacco PLC (ADR)	3,393,041	116,008
Coca-Cola Co.	6,793,378	300,607
Constellation Brands, Inc., Class A	2,478,801	355,361
Costco Wholesale Corp.	1,124,980	320,766
Diageo PLC[1]	1,704,733	54,600
Estée Lauder Cos. Inc., Class A	160,500	25,574
Hormel Foods Corp.	1,217,388	56,779
Keurig Dr Pepper Inc.	25,747,682	624,896
Lamb Weston Holdings, Inc.	7,046,625	402,362
Mondelez International, Inc.	996,881	49,924
Nestlé SA1	8,461,480	872,110
PepsiCo, Inc.	3,952,070	474,644
Pernod Ricard SA1	894,992	127,303
Philip Morris International Inc.	16,772,048	1,223,689
Procter & Gamble Co.	757,344	83,308
Reckitt Benckiser Group PLC[1]	2,242,981	172,143
		6,800,846
Health care 15.44%
Abbott Laboratories	31,144,217	2,457,590
AbbVie Inc.	8,375,664	638,142
Alcon Inc.[1,3]	1,782,647	90,972
Amgen Inc.	7,053,553	1,429,967
Anthem, Inc.	343,039	77,884
AstraZeneca PLC[1]	3,236,754	289,133
Baxter International Inc.	999,084	81,116
Cigna Corp.	619,140	109,699
The Investment Company of America — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Daiichi Sankyo Co., Ltd.[1]	11,259,800	$774,692
Danaher Corp.	951,647	131,717
Edwards Lifesciences Corp.[3]	560,785	105,775
Eli Lilly and Co.	3,144,380	436,188
Gilead Sciences, Inc.	23,071,482	1,724,824
GlaxoSmithKline PLC[1]	22,541,985	422,828
Humana Inc.	490,953	154,169
Illumina, Inc.[3]	237,622	64,899
Incyte Corp.[3]	438,627	32,121
Johnson & Johnson	598,128	78,433
Medtronic PLC	2,445,410	220,527
Merck & Co., Inc.	8,256,887	635,285
Novartis AG1	1,281,633	105,921
Stryker Corp.	352,275	58,650
Teva Pharmaceutical Industries Ltd. (ADR)[3]	22,812,911	204,860
Thermo Fisher Scientific Inc.	2,481,317	703,701
UnitedHealth Group Inc.	5,090,286	1,269,416
Zimmer Biomet Holdings, Inc.	478,700	48,387
Zoetis Inc., Class A	2,700,000	317,763
		12,664,659
Financials 3.95%
AIA Group Ltd.[1]	25,197,601	226,685
American Express Co.	400,000	34,244
American International Group, Inc.	10,405,486	252,333
Aon PLC, Class A	1,155,777	190,749
Bank of America Corp.	363,000	7,707
Bank of Montreal	2,356,886	119,008
Bank of New York Mellon Corp.	747,660	25,181
Berkshire Hathaway Inc., Class B3	797,504	145,808
BlackRock, Inc.	501,931	220,835
Chubb Ltd.	2,524,400	281,950
CME Group Inc., Class A	999,761	172,869
Discover Financial Services	1,552,000	55,360
Great-West Lifeco Inc. (Canada)	9,994,427	172,646
JPMorgan Chase & Co.	4,475,942	402,969
PNC Financial Services Group, Inc.	1,465,414	140,269
S&P Global Inc.	1,211,782	296,947
SVB Financial Group[3]	321,000	48,497
The Blackstone Group Inc., Class A	320,100	14,587
Toronto-Dominion Bank (CAD denominated)	800,000	34,011
Truist Financial Corp.	7,744,341	238,835
Wells Fargo & Co.	5,451,942	156,471
		3,237,961
Information technology 17.14%
Accenture PLC, Class A	3,335,562	544,564
Adobe Inc.[3]	925,105	294,405
Amphenol Corp., Class A	5,352,067	390,059
Apple Inc.	4,694,019	1,193,642
ASML Holding NV1	1,775,808	471,940
Autodesk, Inc.[3]	1,221,500	190,676
Broadcom Inc.	13,415,696	3,180,862
Global Payments Inc.	387,631	55,908
Intel Corp.	10,556,496	571,318
The Investment Company of America — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intuit Inc.	273,643	$62,938
Mastercard Inc., Class A	2,715,007	655,837
Microsoft Corp.	33,465,946	5,277,914
NetApp, Inc.	2,551,963	106,391
QUALCOMM Inc.	558,253	37,766
Samsung Electronics Co., Ltd.[1]	6,000,000	233,185
ServiceNow, Inc.[3]	1,317,815	377,659
SS&C Technologies Holdings, Inc.	900,000	39,438
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	2,483,000	22,163
TE Connectivity Ltd.	677,327	42,658
Texas Instruments Inc.	266,973	26,679
Visa Inc., Class A	1,169,389	188,412
Western Union Co.	5,417,347	98,216
		14,062,630
Communication services 12.26%
Activision Blizzard, Inc.[3]	2,487,018	147,928
Alphabet Inc., Class A3	1,133,553	1,317,132
Alphabet Inc., Class C3	718,880	835,921
Charter Communications, Inc., Class A3	568,540	248,059
Comcast Corp., Class A	31,370,938	1,078,533
Facebook, Inc., Class A3	25,119,326	4,189,903
Fox Corp., Class A	2,990,642	70,669
Netflix, Inc.[3]	5,599,736	2,102,701
Vodafone Group PLC[1]	47,847,825	66,839
		10,057,685
Utilities 2.59%
AES Corp.	2,284,000	31,062
American Electric Power Co., Inc.	723,820	57,891
CMS Energy Corp.	1,072,000	62,980
Consolidated Edison, Inc.	305,900	23,860
Dominion Energy, Inc.	5,606,279	404,717
Duke Energy Corp.	866,413	70,076
E.ON SE1	8,789,494	92,435
Edison International	6,943,093	380,412
Exelon Corp.	6,654,548	244,954
National Grid PLC[1]	6,358,900	74,530
NextEra Energy, Inc.	1,306,654	314,407
Public Service Enterprise Group Inc.	559,061	25,108
Sempra Energy	3,059,964	345,745
		2,128,177
Real estate 2.83%
Alexandria Real Estate Equities, Inc. REIT	1,520,226	208,362
American Tower Corp. REIT	3,187,094	693,990
Crown Castle International Corp. REIT	4,325,847	624,652
Digital Realty Trust, Inc. REIT	1,486,479	206,487
Equinix, Inc. REIT	216,822	135,421
Extra Space Storage Inc. REIT	404,753	38,759
Public Storage REIT	186,505	37,042
SBA Communications Corp. REIT	1,386,744	374,379
		2,319,092
Total common stocks (cost: $59,326,729,000)		72,149,507
The Investment Company of America — Page 4 of 8

unaudited
Preferred securities 0.12% Financials 0.12%	Shares	Value (000)
Fannie Mae, Series S, 8.25% noncumulative, preferred shares[3]	7,254,000	$45,918
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares[3]	8,568,477	52,182
		98,100
Total preferred securities (cost: $147,137,000)		98,100
Convertible stocks 0.16% Industrials 0.06%
Stanley Black & Decker, Inc., convertible preferred shares, 5.375% 2020	598,128	43,454
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	27,800	25,975
Utilities 0.07%
NextEra Energy, Inc., units, convertible preferred shares, 4.872% 2022	461,655	21,855
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	404,020	37,380
		59,235
Total convertible stocks (cost: $153,208,000)		128,664
Bonds, notes & other debt instruments 0.09% U.S. Treasury bonds & notes 0.09% U.S. Treasury 0.09%	Principal amount (000)
U.S. Treasury 2.75% 2023[4]	$70,138	75,435
Total bonds, notes & other debt instruments (cost: $69,947,000)		75,435
Short-term securities 12.26% Money market investments 12.26%	Shares
Capital Group Central Cash Fund 1.00%[2,5]	100,582,661	10,062,289
Total short-term securities (cost: $10,042,789,000)		10,062,289
Total investment securities 100.57% (cost: $69,739,810,000)		82,513,995
Other assets less liabilities (0.57%)		(469,346)
Net assets 100.00%		$82,044,649
The Investment Company of America — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.52%
Energy 0.52%
Concho Resources Inc.	10,018,231	—	—	10,018,231	$—	$(448,015)	$2,004	$429,281
Noble Energy, Inc.[6]	24,216,433	—	24,216,433	—	(547,034)	37,504	2,906	—
								429,281
Consumer discretionary 0.00%
Hasbro, Inc.[6]	7,922,598	—	1,346,171	6,576,427	(34,707)	(238,259)	5,387	—
Consumer staples 0.00%
Lamb Weston Holdings, Inc.[6]	8,171,898	—	1,125,273	7,046,625	36,421	(240,471)	1,694	—
Short-term securities 12.27%
Money market investments 12.27%
Capital Group Central Cash Fund 1.00%[5]	51,987,945	81,843,245	33,248,529	100,582,661	(3,008)	16,812	24,841	10,062,289
Total 12.79%					$(548,328)	$(872,429)	$36,832	$10,491,570
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,346,106,000, which represented 7.73% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,481,000, which represented less than .01% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2020.
[6]	Unaffiliated issuer at 3/31/2020.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Investment Company of America — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Investment Company of America — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$3,812,746	$321,510	$—	$4,134,256
Materials	2,224,887	168,807	—	2,393,694
Industrials	5,957,903	405,614	—	6,363,517
Consumer discretionary	7,671,104	315,886	—	7,986,990
Consumer staples	4,537,880	2,262,966	—	6,800,846
Health care	10,981,113	1,683,546	—	12,664,659
Financials	3,011,276	226,685	—	3,237,961
Information technology	13,335,342	727,288	—	14,062,630
Communication services	9,990,846	66,839	—	10,057,685
Utilities	1,961,212	166,965	—	2,128,177
Real estate	2,319,092	—	—	2,319,092
Preferred securities	98,100	—	—	98,100
Convertible stocks	128,664	—	—	128,664
Bonds, notes & other debt instruments	—	75,435	—	75,435
Short-term securities	10,062,289	—	—	10,062,289
Total	$76,092,454	$6,421,541	$—	$82,513,995
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-004-0520O-S73138	The Investment Company of America — Page 8 of 8